Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rate (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of the Statutory Income Tax Rate [Abstract]
Income (loss) before tax	$ 79,327	$ 157,805	$ 28,788	$ 111,950
Multiplied by the statutory income tax rates	26.39%	26.40%	26.39%	26.40%
Statutory income tax rate	$ 20,934	$ 41,661	$ 7,597	$ 29,555
Income tax recorded at rates different from the Canadian tax rate	(3,508)	(6,287)	(4,695)	(7,874)
Permanent differences	(8,074)	(14,502)	3,034	(2,269)
Effect of temporary differences not recognized as deferred tax assets	(16,307)	8,272	(12,767)	18,563
Foreign taxes	(669)		(134)
Change in estimates related to prior periods	90	182	90	38
Foreign exchange	10,918	(832)	11,177	(3,037)
Other	414	52	414	52
Tax expense (recovery)	$ 3,798	$ 28,546	$ 4,716	$ 35,028
Effective income tax rate	4.79%	18.09%	16.38%	31.29%